SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Adopted Accounting Standards (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid rent			¥ 15,454,967
Operating lease right-of-use assets	¥ 1,544,739,494	$ 223,966,174	1,830,043,887
Total assets			1,830,043,887
Accrued expenses and other current liabilities	400,054,308	58,002,422	381,282,062
Deferred rent			68,842,692
Operating lease liabilities, current	210,388,801	30,503,509	177,938,604
Operating lease liabilities, non-current	1,449,422,906	210,146,568	1,702,532,277
Total liabilities			1,880,470,881
Lease liabilities	¥ 1,659,811,707	$ 240,650,077
ASU 2016-02 | As reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Favorable lease			32,844,929
Prepaid rent			15,454,967
Total assets			48,299,896
Accrued expenses and other current liabilities			27,957,242
Deferred rent			70,769,648
Total liabilities			98,726,890
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Favorable lease			(32,844,929)
Prepaid rent			(15,454,967)
Operating lease right-of-use assets			1,830,043,887
Total assets			1,781,743,991
Accrued expenses and other current liabilities			(27,957,242)
Deferred rent			(70,769,648)
Operating lease liabilities, current			177,938,604
Operating lease liabilities, non-current			1,702,532,277
Total liabilities			¥ 1,781,743,991